UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  THIS FILING LISTS SECURITIES HOLDINGS REPORTED IN THE FORM 13F
  FILED ON NOVEMBER 14, 2001 PURSUANT TO A REQuEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON THE
  DATES INDICATED IN THE TABLES BELOW.

  Report for the Calendar Year or Quarter Ended: September 30, 2001

  Check here if Amendment { X }; Amendment Number: __1__
      This Amendment (Check only one.):  {   } is a restatement.
                                         { X } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:



  /s/ Serena D. Moe                New York, New York           March 26, 2004

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:  			         5
  Form 13F Information Table Entry Total:                       48
  Form 13F Information Table Value Total:        $     479,426,000

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   	Name


   2   28-1876              	Associated Madison Companies, Inc.
  17   28-5154              	Citigroup Insurance Holding Corporation
                            	(f/k/a PFS Services, Inc.)
  35   28-1299              	The Travelers Insurance Company
  36   28-4152              	Travelers Property Casualty Corp.
				(f/k/a The Travelers Insurance Group Inc.)
  38   28-6022              	Tribeca Management LLC


                                           FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2001:
                                  POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2002
                                                  FAIR
                               TITLE             MARKET    SHARES OR   INVESTMENT                      VOTING
                                OF                VALUE    PRINCIPAL   DISCRETION                    AUTHORITY
        NAME OF ISSUER         CLASS  CUSIP       (000)     AMOUNT     SOLE SHARED    MANAGERS   SOLE  SHARED  NONE
             (1)                (2)    (3)         (4)        (5)         (6)           (7)             (8)
                                                                      (A) (B) (C)                (A)    (B)     (C)
------------------------------ ----- ---------  -------- -----------  -----------  ------------- ---- ------- -----------
RTS ELAN CORP PLC              EQU   G29539148       69    429,100         X       2,17,35,36,38              429,100
C MAC INDUSTRIES INC           EQU   125920108    7,803    397,300         X       2,17,35,36,38              397,300
HOTJOBS.COM INC                EQU   441474103    1,977    350,000         X       2,17,35,36,38              350,000
LIBERTY FINANCIAL COS INC      EQU   530512102    1,595     50,000         X       2,17,35,36,38               50,000
ULTRAMAR DIAMOND SHAMROCK CORP EQU   904000106   10,890    225,000         X       2,17,35,36,38              225,000


TOTAL                                            22,334



                                            FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2001:
                                  POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2002
                                                   FAIR
                               TITLE              MARKET    SHARES OR   INVESTMENT                     VOTING
                                 OF                VALUE    PRINCIPAL   DISCRETION                    AUTHORITY
          NAME OF ISSUER       CLASS    CUSIP      (000)     AMOUNT    SOLE SHARED    MANAGERS   SOLE  SHARED    NONE
               (1)              (2)      (3)        (4)        (5)        (6)           (7)                       (8)
                                                                      (A) (B) (C)                (A)    (B)       (C)
------------------------------ ------ ---------  -------  ----------  -----------  ------------- ---- -------- ---------
GLOBAL CROSSING CONV PFD       EQU    G3921A126    1,045      55,000       X       2,17,35,36,38                   55,000
GLOBAL CROSSING LTD 6.75%      EQU    G3921A134    5,313     125,000       X       2,17,35,36,38                  125,000
AFFILIATED MANAGERS GRP CONV   COR    008252AA6    5,408   6,000,000       X       2,17,35,36,38                6,000,000
AFFIL MANAGERS GRP CONV        COR    008252AC2    1,352   1,500,000       X       2,17,35,36,38                1,500,000
AKAMAI TECH CONV               COR    00971TAC5    1,700   4,097,000       X       2,17,35,36,38                4,097,000
ALLIED RISER COMMUNICATIONS    COR    019496AA6      550   2,000,000       X       2,17,35,36,38                2,000,000
ATMEL CORP CV                  COR    049513AD6   14,125  50,000,000       X       2,17,35,36,38               50,000,000
CV THERAPEUTICS                COR    126667AB0   10,418  12,495,000       X       2,17,35,36,38               12,495,000
CELL THERAPEUTIC INC CV        COR    150934AA5    6,352   6,250,000       X       2,17,35,36,38                6,250,000
CEPHALON INC CONV              COR    156708AB5   10,890  12,000,000       X       2,17,35,36,38               12,000,000
CHARTER COMM INC CONV          COR    16117MAA5    4,920   5,928,000       X       2,17,35,36,38                5,928,000
CHARTER COMM INC CV            COR    16117MAB3   11,680  14,072,000       X       2,17,35,36,38               14,072,000
COR THERAPEUTICS INDUSTRIAL    COR    217753AE2    1,273   1,500,000       X       2,17,35,36,38                1,500,000
E TRADE GROUP                  COR    269246AB0   10,747  17,800,000       X       2,17,35,36,38               17,800,000
E TRADE GROUP INC CV           COR    269246AC8   18,228  23,000,000       X       2,17,35,36,38               23,000,000
EL PASO CORPORATION CONV       COR    28336LAA7   28,700  70,000,000       X       2,17,35,36,38               70,000,000
ENZON INC CONV SUB NOTES       COR    293904AA6   28,153  31,500,000       X       2,17,35,36,38               31,500,000
GLOBESPAN INC CONV             COR    379571AA0    6,513  10,000,000       X       2,17,35,36,38               10,000,000
INHALE THERAPEUTICS INC CONV   COR    457191AG9    5,302   9,750,000       X       2,17,35,36,38                9,750,000
INHALE THERAPEUTICS INC CONV   COR    457191AH7    3,398   6,250,000       X       2,17,35,36,38                6,250,000
INTERLIANT INC CONV            COR    458742AA1    1,558   9,740,000       X       2,17,35,36,38                9,740,000
IVAX CORP CONV                 COR    465823AE2   13,620  16,000,000       X       2,17,35,36,38               16,000,000
LSI LOGIC CORP CONV SUB NTS    COR    502161AD4      984   1,000,000       X       2,17,35,36,38                1,000,000
LATTICE SEMICONDUCTOR CORP SUB COR    518415AC8    9,244   9,326,000       X       2,17,35,36,38                9,326,000
LUCENT TECHNOLOGIES INC 8% RED EQU    549463206    6,760      65,000       X       2,17,35,36,38                   65,000
MEDAREX INC CV                 COR    583916AA9    4,496   5,500,000       X       2,17,35,36,38                5,500,000
MERRILL LYNCH & CO CV          COR    590188A65    9,775  20,000,000       X       2,17,35,36,38               20,000,000
NETWORK PLUS CONV PFD 7.50%    EQU    64122D605      250      50,000       X       2,17,35,36,38                   50,000
NORTEL NETWORKS CORP NEW       COR    656568AA0    6,300   7,500,000       X       2,17,35,36,38                7,500,000
PROVIDIAN FINANCIAL CORP CONV  COR    74406AAA0    1,973   3,000,000       X       2,17,35,36,38                3,000,000
PROVIDIAN FINANCIAL CORP CONV  COR    74406AAB8   16,198  49,650,000       X       2,17,35,36,38               49,650,000
RESMED INC CV                  COR    761152AA5    4,629   4,500,000       X       2,17,35,36,38                4,500,000
ROYAL CARIBBEAN CRUISES LTD    COR    780153AM4   27,715  92,000,000       X       2,17,35,36,38               92,000,000
SPX CORP CV ZERO CPN-RULE 144A COR    784635AC8    7,420  14,000,000       X       2,17,35,36,38               14,000,000
SANMINA CORP CONV              COR    800907AD9      172     500,000       X       2,17,35,36,38                  500,000
SEPRACOR INC SUB DEB CONV      COR    817315AH7   16,575  20,000,000       X       2,17,35,36,38               20,000,000
SEPRACOR INC CONV              COR    817315AL8   50,719  75,000,000       X       2,17,35,36,38               75,000,000
UTS SPRINT CORP                EQU    852061605   19,880     700,000       X       2,17,35,36,38                  700,000
TYCO INTL LTD CONV             COR    902124AC0   14,975  20,000,000       X       2,17,35,36,38               20,000,000
USTINTERNETWORKING INV CV SUB  COR    917311AH5    3,910  23,000,000       X       2,17,35,36,38               23,000,000
VERIZON GLOBAL GDG CORP        COR    92343VAA2   53,081  95,000,000       X       2,17,35,36,38               95,000,000
VIMPELCOM CONV                 COR    927185AA6    9,144   9,500,000       X       2,17,35,36,38                9,500,000
WESTERN DIGITAL CORP CV S/D    COR    958102AH8    1,647   4,575,000       X       2,17,35,36,38                4,575,000

TOTAL                                            457,092
